Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities	OTHER LONG-TERM LIABILITIES

As at December 31(millions of dollars)	2023	2022
Post-retirement and post-employment benefit liability (Note 19)	1,516	1,364
Environmental liabilities (Note 20)	41	68
Lease obligations	36	42
Asset retirement obligations (Note 21)	36	28
Due to related parties (Note 28)	22	26
Derivative liabilities (Note 17)	2	—
Long-term accounts payable	—	1
Other long-term liabilities	36	29
	1,689	1,558